UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2017
Columbia Global Infrastructure Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Infrastructure Fund   |  Semiannual Report 2017

Columbia Global Infrastructure Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Infrastructure Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Peter Santoro, CFA
Co-portfolio manager
Managed Fund since 2013
Craig Leopold, CFA
Co-portfolio manager
Managed Fund since 2013
Kirk Moore, CFA
Co-portfolio manager
Managed Fund since 2013
Tiffany Wade
Co-portfolio manager
Managed Fund since January 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended October 31, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	02/19/09	3.87	14.98	12.95	17.31
	Including sales charges		-2.08	8.33	11.63	16.51
Class C	Excluding sales charges	02/19/09	4.05	15.38	12.66	16.76
	Including sales charges		3.05	14.38	12.66	16.76
Class K		02/19/09	3.92	15.07	13.05	17.42
Class R		02/19/09	3.73	14.78	12.68	16.99
Class R4*		03/19/13	4.00	15.27	13.22	17.47
Class R5		02/19/09	4.03	15.39	13.34	17.71
Class Y*		03/01/17	4.12	15.37	13.03	17.35
Class Z*		09/27/10	4.03	15.30	13.25	17.56
S&P Global Infrastructure Index			8.48	17.54	9.22	11.88
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge (CDSC) for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The S&P Global Infrastructure Index is comprised of 75 companies around the world that represent the listed infrastructure universe. To create diversified exposure, the index includes three distinct infrastructure clusters: utilities, transportation, and energy.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Global Infrastructure Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at October 31, 2017)
TransCanada Corp. (Canada)	3.4
Williams Companies, Inc. (The) (United States)	3.4
Enbridge, Inc. (Canada)	3.1
NiSource, Inc. (United States)	3.0
Fraport AG Frankfurt Airport Services Worldwide (Germany)	2.8
American Electric Power Co., Inc. (United States)	2.7
Ferrovial SA (Spain)	2.7
Cellnex Telecom SA (Spain)	2.6
VINCI SA (France)	2.6
Transurban Group (Australia)	2.5
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at October 31, 2017)
Consumer Discretionary	5.5
Energy	18.4
Industrials	40.2
Information Technology	7.9
Real Estate	5.7
Telecommunication Services	9.2
Utilities	13.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at October 31, 2017)
Australia	4.7
Canada	9.1
Denmark	1.3
Finland	2.3
France	2.5
Germany	4.8
Ireland	1.3
Italy	3.9
Japan	2.1
Mexico	3.4
Netherlands	1.2
Panama	1.0
Spain	6.9
United Kingdom	2.0
United States(a)	53.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At October 31, 2017, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Global Infrastructure Fund | Semiannual Report 2017	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2017 — October 31, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,038.70	1,019.36	6.23	6.17	1.20
Class C	1,000.00	1,000.00	1,040.50	1,020.64	4.94	4.89	0.95
Class K	1,000.00	1,000.00	1,039.20	1,019.62	5.98	5.92	1.15
Class R	1,000.00	1,000.00	1,037.30	1,018.09	7.53	7.46	1.45
Class R4	1,000.00	1,000.00	1,040.00	1,020.59	4.99	4.94	0.96
Class R5	1,000.00	1,000.00	1,040.30	1,020.89	4.68	4.63	0.90
Class Y	1,000.00	1,000.00	1,041.20	1,021.25	4.32	4.27	0.83
Class Z	1,000.00	1,000.00	1,040.30	1,020.64	4.94	4.89	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Global Infrastructure Fund | Semiannual Report 2017

Portfolio of Investments
October 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 85.9%
Issuer	Shares	Value ($)
Australia 4.7%
Sydney Airport	988,330	5,384,702
Transurban Group	595,810	5,538,542
Total		10,923,244
Canada 9.0%
Canadian Pacific Railway Ltd.	15,884	2,754,921
Enbridge, Inc.	183,343	7,051,372
Suncor Energy, Inc.	103,924	3,529,259
TransCanada Corp.	160,491	7,619,621
Total		20,955,173
Denmark 1.3%
Ørsted A/S(a)	55,597	3,115,677
Finland 2.3%
Wartsila OYJ	82,950	5,343,322
France 2.5%
VINCI SA	59,268	5,802,669
Germany 4.7%
Duerr AG	12,855	1,779,001
Fraport AG Frankfurt Airport Services Worldwide	66,274	6,297,599
KION Group AG	36,616	2,933,955
Total		11,010,555
Ireland 1.3%
Ingersoll-Rand PLC	34,345	3,042,967
Italy 3.9%
Atlantia SpA	138,191	4,507,208
Infrastrutture Wireless Italiane SpA	648,903	4,433,203
Total		8,940,411
Japan 2.1%
Nippon Telegraph & Telephone Corp.	100,400	4,854,092
Mexico 1.8%
Grupo Aeroportuario del Centro Norte SAB de CV	400,000	2,020,682
Infraestructura Energetica Nova SAB de CV	400,000	2,040,502
Total		4,061,184
Netherlands 1.2%
InterXion Holding NV(b)	52,354	2,795,180
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 6.8%
Aena SME SA(a)	21,347	3,916,401
Cellnex Telecom SA	239,201	5,939,066
Ferrovial SA	275,570	5,986,605
Total		15,842,072
United Kingdom 2.0%
Liberty Global PLC, Class A(b)	153,009	4,720,328
United States 42.3%
American Electric Power Co., Inc.	80,785	6,011,212
AquaVenture Holdings Ltd.(b)	175,196	2,132,135
AT&T, Inc.	119,937	4,035,880
Autodesk, Inc.(b)	12,340	1,542,006
Booz Allen Hamilton Holdings Corp.	115,616	4,369,129
Cimarex Energy Co.	26,832	3,137,466
Comcast Corp., Class A	113,199	4,078,560
CommScope Holding Co., Inc.(b)	57,141	1,836,512
Crown Castle International Corp.	33,950	3,635,366
Cummins, Inc.	16,200	2,865,456
DISH Network Corp., Class A(b)	31,406	1,524,447
EOG Resources, Inc.	31,966	3,192,444
Equinix, Inc.	6,889	3,193,052
Honeywell International, Inc.	37,374	5,387,836
JB Hunt Transport Services, Inc.	37,017	3,938,239
Lam Research Corp.	12,267	2,558,528
MACOM Technology Solutions Holdings, Inc.(b)	53,647	2,193,089
MasTec, Inc.(b)	43,417	1,890,810
NextEra Energy, Inc.	14,590	2,262,471
NiSource, Inc.	258,994	6,829,672
Norfolk Southern Corp.	25,910	3,405,092
Patterson-UTI Energy, Inc.	125,304	2,478,513
Rockwell Automation, Inc.	19,020	3,819,596
Trimble Navigation Ltd.(b)	26,910	1,100,081
Union Pacific Corp.	20,136	2,331,548
WideOpenWest, Inc.(b)	95,938	1,227,047
Williams Companies, Inc. (The)	267,188	7,614,858
Xcel Energy, Inc.	97,440	4,825,229

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2017	5

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Xylem, Inc.	71,469	4,754,833
Total		98,171,107
Total Common Stocks (Cost $167,625,928)		199,577,981

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.7%
DISH Network Corp.
08/15/2026	3.375%	1,533,000	1,648,933
Total Convertible Bonds (Cost $1,533,000)			1,648,933

Convertible Preferred Stocks 2.1%
Issuer	Coupon Rate	Shares	Value ($)
United States 2.1%
American Tower Corp.	5.500%	39,140	4,938,294
Total Convertible Preferred Stocks (Cost $3,890,588)			4,938,294

Corporate Bonds & Notes(c) 5.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.6%
Concesionaria Mexiquense SA de CV(a)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	74,690,035	3,680,593
United States 4.3%
Cemex Finance LLC(a)
04/01/2024	6.000%		5,000,000	5,301,430
Solar Star Funding LLC(a)
06/30/2035	3.950%		4,824,453	4,729,435
Total				10,030,865
Total Corporate Bonds & Notes (Cost $15,086,376)				13,711,458

Foreign Government Obligations(d) 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 1.0%
Autoridad del Canal de Panama(a)
07/29/2035	4.950%	2,000,000	2,247,734
Total Foreign Government Obligations (Cost $1,964,640)			2,247,734

Limited Partnerships 1.6%
Issuer	Shares	Value ($)
United States 1.6%
Shell Midstream Partners LP	100,820	2,561,836
Valero Energy Partners LP	28,807	1,237,549
Total		3,799,385
Total Limited Partnerships (Cost $3,868,214)		3,799,385

Rights 0.1%

Spain 0.1%
Ferrovial SA Rights(b)	275,570	132,572
Total Rights (Cost $129,132)		132,572

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(e),(f)	5,221,316	5,221,316
Total Money Market Funds (Cost $5,221,316)		5,221,316
Total Investments (Cost $199,319,194)		231,277,673
Other Assets & Liabilities, Net		940,876
Net Assets		$232,218,549

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2017, the value of these securities amounted to $22,991,270, which represents 9.90% of net assets.
(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Global Infrastructure Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Principal and interest may not be guaranteed by the government.
(e)	The rate shown is the seven-day current annualized yield at October 31, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	4,446,637	36,995,337	(36,220,658)	5,221,316	105	(1)	37,964	5,221,316
Currency Legend
MXN	Mexican Peso
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
October 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	10,923,244	—	—	10,923,244
Canada	20,955,173	—	—	—	20,955,173
Denmark	—	3,115,677	—	—	3,115,677
Finland	—	5,343,322	—	—	5,343,322
France	—	5,802,669	—	—	5,802,669
Germany	—	11,010,555	—	—	11,010,555
Ireland	3,042,967	—	—	—	3,042,967
Italy	—	8,940,411	—	—	8,940,411
Japan	—	4,854,092	—	—	4,854,092
Mexico	4,061,184	—	—	—	4,061,184
Netherlands	2,795,180	—	—	—	2,795,180
Spain	—	15,842,072	—	—	15,842,072
United Kingdom	4,720,328	—	—	—	4,720,328
United States	98,171,107	—	—	—	98,171,107
Total Common Stocks	133,745,939	65,832,042	—	—	199,577,981
Convertible Bonds	—	1,648,933	—	—	1,648,933
Convertible Preferred Stocks
United States	4,938,294	—	—	—	4,938,294
Total Convertible Preferred Stocks	4,938,294	—	—	—	4,938,294
Corporate Bonds & Notes	—	13,711,458	—	—	13,711,458
Foreign Government Obligations	—	2,247,734	—	—	2,247,734
Limited Partnerships
United States	3,799,385	—	—	—	3,799,385
Total Limited Partnerships	3,799,385	—	—	—	3,799,385
Rights
Spain	—	132,572	—	—	132,572
Total Rights	—	132,572	—	—	132,572
Money Market Funds	—	—	—	5,221,316	5,221,316
Total Investments	142,483,618	83,572,739	—	5,221,316	231,277,673
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Infrastructure Fund | Semiannual Report 2017

Statement of Assets and Liabilities
October 31, 2017 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$194,097,878
Investments in affiliated issuers, at cost	5,221,316
Investments in unaffiliated issuers, at value	226,056,357
Investments in affiliated issuers, at value	5,221,316
Foreign currency (identified cost $931,624)	810,869
Receivable for:
Capital shares sold	206,072
Dividends	255,836
Interest	210,488
Foreign tax reclaims	74,753
Prepaid expenses	2,664
Other assets	16,609
Total assets	232,854,964
Liabilities
Due to custodian	61,358
Payable for:
Capital shares purchased	459,767
Management services fees	4,505
Distribution and/or service fees	696
Transfer agent fees	21,704
Compensation of board members	53,249
Compensation of chief compliance officer	24
Other expenses	35,112
Total liabilities	636,415
Net assets applicable to outstanding capital stock	$232,218,549
Represented by
Paid in capital	191,367,407
Undistributed net investment income	2,022,259
Accumulated net realized gain	6,999,181
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	31,958,479
Foreign currency translations	(128,777)
Total - representing net assets applicable to outstanding capital stock	$232,218,549
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
October 31, 2017 (Unaudited)
Class A
Net assets	$99,733,786
Shares outstanding	7,576,776
Net asset value per share	$13.16
Maximum offering price per share(a)	$13.96
Class C
Net assets	$28,085,373
Shares outstanding	2,280,302
Net asset value per share	$12.32
Class K
Net assets	$66,826
Shares outstanding	5,043
Net asset value per share	$13.25
Class R
Net assets	$959,458
Shares outstanding	75,014
Net asset value per share	$12.79
Class R4
Net assets	$1,344,845
Shares outstanding	99,390
Net asset value per share	$13.53
Class R5
Net assets	$2,326,296
Shares outstanding	173,208
Net asset value per share	$13.43
Class Y
Net assets	$28,235,903
Shares outstanding	2,107,801
Net asset value per share	$13.40
Class Z
Net assets	$71,466,062
Shares outstanding	5,322,461
Net asset value per share	$13.43

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Infrastructure Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended October 31, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,804,011
Dividends — affiliated issuers	37,964
Interest	499,859
Foreign taxes withheld	(132,095)
Total income	3,209,739
Expenses:
Management services fees	836,550
Distribution and/or service fees
Class A	125,558
Class B(a)	1,817
Class R	2,800
Transfer agent fees
Class A	64,254
Class B(a)	944
Class C	17,721
Class K	24
Class R	716
Class R4	561
Class R5	768
Class Y	1,292
Class Z	48,042
Plan administration fees
Class K	84
Compensation of board members	10,693
Custodian fees	6,542
Printing and postage fees	19,663
Registration fees	61,314
Audit fees	16,138
Legal fees	4,892
Compensation of chief compliance officer	24
Other	15,017
Total expenses	1,235,414
Expense reduction	(20)
Total net expenses	1,235,394
Net investment income	1,974,345
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,702,222
Investments — affiliated issuers	105
Foreign currency translations	(8,892)
Options purchased	(62,137)
Net realized gain	5,631,298
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,356,613
Investments — affiliated issuers	(1)
Foreign currency translations	(24,593)
Net change in unrealized appreciation (depreciation)	1,332,019
Net realized and unrealized gain	6,963,317
Net increase in net assets resulting from operations	$8,937,662

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations
Net investment income	$1,974,345	$4,886,005
Net realized gain	5,631,298	11,416,364
Net change in unrealized appreciation (depreciation)	1,332,019	9,132,055
Net increase in net assets resulting from operations	8,937,662	25,434,424
Distributions to shareholders
Net investment income
Class A	—	(3,325,302)
Class B(a)	—	(112,395)
Class C	—	(668,294)
Class I(b)	—	(674,261)
Class K	—	(1,775)
Class R	—	(17,649)
Class R4	—	(10,747)
Class R5	—	(44,778)
Class Z	—	(411,188)
Total distributions to shareholders	—	(5,266,389)
Decrease in net assets from capital stock activity	(2,352,360)	(14,702,620)
Total increase in net assets	6,585,302	5,465,415
Net assets at beginning of period	225,633,247	220,167,832
Net assets at end of period	$232,218,549	$225,633,247
Undistributed net investment income	$2,022,259	$47,914

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Infrastructure Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2017 (Unaudited)		April 30, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	1,016,689	13,111,777	2,033,831	24,179,590
Distributions reinvested	—	—	284,233	3,322,678
Redemptions	(770,509)	(10,002,932)	(7,875,387)	(94,119,414)
Net increase (decrease)	246,180	3,108,845	(5,557,323)	(66,617,146)
Class B(b)
Subscriptions	193	2,294	2,376	26,610
Distributions reinvested	—	—	10,155	111,398
Redemptions (c)	(309,952)	(3,750,014)	(158,543)	(1,785,948)
Net decrease	(309,759)	(3,747,720)	(146,012)	(1,647,940)
Class C
Subscriptions	291,487	3,527,873	493,270	5,502,687
Distributions reinvested	—	—	61,181	667,484
Redemptions	(182,240)	(2,213,166)	(597,643)	(6,653,217)
Net increase (decrease)	109,247	1,314,707	(43,192)	(483,046)
Class I(d)
Subscriptions	—	—	76,212	925,029
Distributions reinvested	—	—	56,467	674,215
Redemptions	—	—	(2,296,646)	(28,632,887)
Net decrease	—	—	(2,163,967)	(27,033,643)
Class K
Distributions reinvested	—	—	146	1,721
Redemptions	—	—	(1,242)	(14,752)
Net decrease	—	—	(1,096)	(13,031)
Class R
Subscriptions	10,908	137,410	28,258	326,604
Distributions reinvested	—	—	753	8,563
Redemptions	(18,348)	(234,200)	(3,232)	(37,591)
Net increase (decrease)	(7,440)	(96,790)	25,779	297,576
Class R4
Subscriptions	68,453	915,823	27,632	335,387
Distributions reinvested	—	—	893	10,708
Redemptions	(8,150)	(108,825)	(9,414)	(115,278)
Net increase	60,303	806,998	19,111	230,817
Class R5
Subscriptions	29,553	391,345	151,505	1,813,346
Distributions reinvested	—	—	3,761	44,720
Redemptions	(10,702)	(139,640)	(24,563)	(301,795)
Net increase	18,851	251,705	130,703	1,556,271
Class Y(d)
Subscriptions	190,197	2,559,448	2,045,503	25,425,564
Redemptions	(65,352)	(866,610)	(62,547)	(785,979)
Net increase	124,845	1,692,838	1,982,956	24,639,585
Class Z
Subscriptions	675,659	8,952,770	5,383,335	65,985,958
Distributions reinvested	—	—	34,519	410,780
Redemptions	(1,104,355)	(14,635,713)	(988,124)	(12,028,801)
Net increase (decrease)	(428,696)	(5,682,943)	4,429,730	54,367,937
Total net decrease	(186,469)	(2,352,360)	(1,323,311)	(14,702,620)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Infrastructure Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Infrastructure Fund | Semiannual Report 2017

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Columbia Global Infrastructure Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
10/31/2017 (c)	$12.67	0.10	0.39	0.49	—	—
4/30/2017	$11.56	0.27	1.13	1.40	(0.29)	—
4/30/2016	$16.59	0.20	(1.85)	(1.65)	(0.25)	(3.13)
4/30/2015	$21.12	0.24	0.61	0.85	(0.29)	(5.09)
4/30/2014	$21.31	0.09	6.25	6.34	(0.22)	(6.31)
4/30/2013	$18.96	0.14	2.56	2.70	(0.04)	(0.31)
Class C
10/31/2017 (c)	$11.84	0.11	0.37	0.48	—	—
4/30/2017	$10.82	0.27	1.07	1.34	(0.32)	—
4/30/2016	$15.72	0.20	(1.76)	(1.56)	(0.21)	(3.13)
4/30/2015	$20.27	0.09	0.58	0.67	(0.13)	(5.09)
4/30/2014	$20.74	(0.08)	6.04	5.96	(0.12)	(6.31)
4/30/2013	$18.56	0.00 (f)	2.49	2.49	—	(0.31)
Class K
10/31/2017 (c)	$12.75	0.10	0.40	0.50	—	—
4/30/2017	$11.63	0.28	1.14	1.42	(0.30)	—
4/30/2016	$16.67	0.21	(1.85)	(1.64)	(0.27)	(3.13)
4/30/2015	$21.20	0.24	0.63	0.87	(0.31)	(5.09)
4/30/2014	$21.38	0.11	6.27	6.38	(0.25)	(6.31)
4/30/2013	$19.02	0.17	2.57	2.74	(0.07)	(0.31)
Class R
10/31/2017 (c)	$12.33	0.08	0.38	0.46	—	—
4/30/2017	$11.25	0.22	1.12	1.34	(0.26)	—
4/30/2016	$16.25	0.15	(1.81)	(1.66)	(0.21)	(3.13)
4/30/2015	$20.78	0.19	0.61	0.80	(0.24)	(5.09)
4/30/2014	$21.06	0.03	6.16	6.19	(0.16)	(6.31)
4/30/2013	$18.78	0.10	2.52	2.62	(0.03)	(0.31)
Class R4
10/31/2017 (c)	$13.01	0.11	0.41	0.52	—	—
4/30/2017	$11.85	0.26	1.22	1.48	(0.32)	—
4/30/2016	$16.93	0.23	(1.89)	(1.66)	(0.29)	(3.13)
4/30/2015	$21.44	0.32	0.60	0.92	(0.34)	(5.09)
4/30/2014	$21.55	0.17	6.31	6.48	(0.28)	(6.31)
4/30/2013 (g)	$21.86	(0.02)	(0.29) (h)	(0.31)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Infrastructure Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$13.16	3.87%	1.20% (d)	1.20% (d),(e)	1.51% (d)	28%	$99,734
(0.29)	$12.67	12.33%	1.21%	1.21% (e)	2.27%	60%	$92,892
(3.38)	$11.56	(8.50%)	1.20%	1.20% (e)	1.43%	60%	$148,931
(5.38)	$16.59	4.90%	1.15%	1.15% (e)	1.22%	51%	$268,460
(6.53)	$21.12	32.06%	1.16%	1.16% (e)	0.39%	51%	$307,298
(0.35)	$21.31	14.43%	1.17%	1.17% (e)	0.77%	23%	$298,401

—	$12.32	4.05%	0.95% (d)	0.95% (d),(e)	1.76% (d)	28%	$28,085
(0.32)	$11.84	12.63%	0.97%	0.97% (e)	2.46%	60%	$25,709
(3.34)	$10.82	(8.40%)	1.13%	1.13% (e)	1.50%	60%	$23,952
(5.22)	$15.72	4.12%	1.90%	1.90% (e)	0.47%	51%	$38,305
(6.43)	$20.27	31.01%	1.91%	1.91% (e)	(0.35%)	51%	$40,179
(0.31)	$20.74	13.59%	1.92%	1.92% (e)	0.03%	23%	$34,696

—	$13.25	3.92%	1.15% (d)	1.15% (d)	1.58% (d)	28%	$67
(0.30)	$12.75	12.44%	1.13%	1.13%	2.35%	60%	$64
(3.40)	$11.63	(8.45%)	1.11%	1.11%	1.50%	60%	$71
(5.40)	$16.67	4.97%	1.08%	1.08%	1.22%	51%	$105
(6.56)	$21.20	32.16%	1.07%	1.07%	0.49%	51%	$205
(0.38)	$21.38	14.63%	1.02%	1.02%	0.92%	23%	$312

—	$12.79	3.73%	1.45% (d)	1.45% (d),(e)	1.23% (d)	28%	$959
(0.26)	$12.33	12.13%	1.47%	1.47% (e)	1.87%	60%	$1,017
(3.34)	$11.25	(8.80%)	1.46%	1.46% (e)	1.17%	60%	$638
(5.33)	$16.25	4.70%	1.40%	1.40% (e)	0.99%	51%	$735
(6.47)	$20.78	31.68%	1.41%	1.41% (e)	0.15%	51%	$642
(0.34)	$21.06	14.13%	1.42%	1.42% (e)	0.52%	23%	$259

—	$13.53	4.00%	0.96% (d)	0.96% (d),(e)	1.63% (d)	28%	$1,345
(0.32)	$13.01	12.71%	0.97%	0.97% (e)	2.17%	60%	$509
(3.42)	$11.85	(8.38%)	0.96%	0.96% (e)	1.66%	60%	$237
(5.43)	$16.93	5.20%	0.91%	0.91% (e)	1.69%	51%	$134
(6.59)	$21.44	32.40%	0.91%	0.91% (e)	0.77%	51%	$89
—	$21.55	(1.42%)	0.86% (d)	0.86% (d)	(0.78%) (d)	23%	$15
Columbia Global Infrastructure Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
10/31/2017 (c)	$12.91	0.12	0.40	0.52	—	—
4/30/2017	$11.76	0.24	1.24	1.48	(0.33)	—
4/30/2016	$16.83	0.24	(1.87)	(1.63)	(0.31)	(3.13)
4/30/2015	$21.35	0.30	0.63	0.93	(0.36)	(5.09)
4/30/2014	$21.49	0.15	6.32	6.47	(0.30)	(6.31)
4/30/2013	$19.13	0.21	2.59	2.80	(0.13)	(0.31)
Class Y
10/31/2017 (c)	$12.87	0.13	0.40	0.53	—	—
4/30/2017 (i)	$12.35	0.04	0.48	0.52	—	—
Class Z
10/31/2017 (c)	$12.91	0.12	0.40	0.52	—	—
4/30/2017	$11.77	0.25	1.21	1.46	(0.32)	—
4/30/2016	$16.83	0.24	(1.88)	(1.64)	(0.29)	(3.13)
4/30/2015	$21.35	0.29	0.63	0.92	(0.35)	(5.09)
4/30/2014	$21.48	0.10	6.35	6.45	(0.27)	(6.31)
4/30/2013	$19.13	0.19	2.57	2.76	(0.10)	(0.31)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended October 31, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Infrastructure Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$13.43	4.03%	0.90% (d)	0.90% (d)	1.82% (d)	28%	$2,326
(0.33)	$12.91	12.81%	0.90%	0.90%	2.02%	60%	$1,993
(3.44)	$11.76	(8.27%)	0.86%	0.86%	1.78%	60%	$278
(5.45)	$16.83	5.26%	0.83%	0.83%	1.53%	51%	$255
(6.61)	$21.35	32.47%	0.82%	0.82%	0.66%	51%	$22
(0.44)	$21.49	14.89%	0.77%	0.77%	1.15%	23%	$40

—	$13.40	4.12%	0.83% (d)	0.83% (d)	1.89% (d)	28%	$28,236
—	$12.87	4.21%	0.85% (d)	0.85% (d)	2.08% (d)	60%	$25,523

—	$13.43	4.03%	0.95% (d)	0.95% (d),(e)	1.78% (d)	28%	$71,466
(0.32)	$12.91	12.63%	0.99%	0.99% (e)	2.11%	60%	$74,245
(3.42)	$11.77	(8.30%)	0.95%	0.95% (e)	1.69%	60%	$15,547
(5.44)	$16.83	5.18%	0.90%	0.90% (e)	1.47%	51%	$37,933
(6.58)	$21.35	32.40%	0.92%	0.92% (e)	0.42%	51%	$70,199
(0.41)	$21.48	14.68%	0.92%	0.92% (e)	1.00%	23%	$305,482
Columbia Global Infrastructure Fund | Semiannual Report 2017	19

Notes to Financial Statements
October 31, 2017 (Unaudited)
Note 1. Organization
Columbia Global Infrastructure Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class B shares of the Fund are no longer offered for sale. When available, Class B shares were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Effective November 1, 2017, Class R4 shares were renamed Advisor Class shares.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Effective November 1, 2017, Class R5 shares were renamed Institutional 2 Class shares.
Class Y shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Effective November 1, 2017, Class Y shares were renamed Institutional 3 Class shares.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Effective November 1, 2017, Class Z shares were renamed Institutional Class shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
20	Columbia Global Infrastructure Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Columbia Global Infrastructure Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
22	Columbia Global Infrastructure Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Global Infrastructure Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts purchased ($)
Equity risk	(62,137)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2017:
Derivative instrument	Average value ($)*
Options contracts — purchased	2,359

*	Based on the ending daily outstanding amounts for the six months ended October 31, 2017.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
24	Columbia Global Infrastructure Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Columbia Global Infrastructure Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2017 was 0.71% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective August 1, 2017, total transfer agency fees for Class K, Class R5 and Class Y shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to August 1, 2017, these limitations were 0.075% for Class K and Class R5 shares and 0.025% for Class Y shares.
26	Columbia Global Infrastructure Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
For the six months ended October 31, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Class B	0.03 (a),(b)
Class C	0.13
Class K	0.07
Class R	0.13
Class R4	0.13
Class R5	0.07
Class Y	0.01
Class Z	0.13

(a)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares.
(b)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2017, these minimum account balance fees reduced total expenses of the Fund by $20.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a distribution and shareholder services fee for Class B shares.
Based on the most recent information available as of September 30, 2017, there were no unreimbursed distribution and/or expense for Class B and Class C shares. To the extent distribution and/or shareholder service expenses incurred by the Distributor have been fully recovered, the distribution fee is not charged to the share class. The Fund did not pay any distribution fees for Class B shares during the period. For Class C shares, the Fund paid distribution and/or shareholder services fees up to the point where the Distributor’s expenses were fully recovered.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended October 31, 2017, if any, are listed below:
Amount ($)
Class A	127,596
Class C	1,535
Columbia Global Infrastructure Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2017 through August 31, 2018	Prior to September 1, 2017
Class A	1.42%	1.42%
Class C	2.17	2.17
Class K	1.37	1.36
Class R	1.67	1.67
Class R4	1.17	1.17
Class R5	1.12	1.11
Class Y	1.06	1.06
Class Z	1.17	1.17
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes distribution and shareholder services fees. As discussed above, to the extent the distribution and/or shareholder services expenses incurred by the Distributor have been fully recovered, the distribution and/or shareholder services fee is not charged to the share class.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2017, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
199,319,000	39,053,000	(7,094,000)	31,959,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
28	Columbia Global Infrastructure Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $61,700,780 and $62,569,025, respectively, for the six months ended October 31, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended October 31, 2017.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Industrial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Shareholder concentration risk
At October 31, 2017, affiliated shareholders of record owned 78.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
Columbia Global Infrastructure Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
October 31, 2017 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Global Infrastructure Fund | Semiannual Report 2017

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Global Infrastructure Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March, April and June 2017, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 19-21, 2017 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as their history, reputation, expertise, resources and capabilities, and the qualifications of their personnel.
The Board specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, and the various technological enhancements that had been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2016 in the performance of administrative services, and noted the various enhancements anticipated for 2017. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.
Columbia Global Infrastructure Fund | Semiannual Report 2017	31

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2016 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2016 the Board had concluded that 2015 profitability was reasonable and that Columbia Threadneedle generated 2016 profitability that declined slightly from 2015 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
32	Columbia Global Infrastructure Fund | Semiannual Report 2017

Approval of Management Agreement  (continued)
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 21, 2017, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Global Infrastructure Fund | Semiannual Report 2017	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia Global Infrastructure Fund | Semiannual Report 2017

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Columbia Global Infrastructure Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR213_04_G01_(12/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2017